Consolidated Balance Sheets - USD ($)		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 24,036,174	$ 9,184,671
Short-term investment		1,056,286	1,749,092
Accounts receivable, net		402,428	1,263,224
Other receivables and prepaid expenses		199,515	32,942
Deposit		13,333,538
Total current assets		39,027,941	12,229,929
PROPERTY AND EQUIPMENT, NET		372,215	460,869
OTHER ASSETS
Escrow		600,000
Investment		535,617	500,967
Intangible assets, net		572,992	739,793
Deferred offering costs			782,029
Total other assets		1,708,609	2,022,789
Total assets		41,108,765	14,713,587
CURRENT LIABILITIES
Accounts payable		4,831,394	333,505
Accounts payable - related parties		1,229,381	207,766
Deferred revenue		243,355	176,457
Other payables and accrued liabilities		1,043,383	695,806
Other payables - related parties		7,312	61,318
Taxes payable		184,694	139,463
Total current liabilities		7,539,519	1,614,315
Total liabilities		7,539,519	1,614,315
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Preferred shares, $0.00005 par value, 100,000,000 shares authorized,no shares issued and outstanding as of December 31, 2020 and 2019, respectively	[1]
Ordinary shares, $0.00005 par value, 900,000,000 shares authorized,30,054,712 and 24,800,000 shares issued***, 20,444,712 and 15,190,000 shares outstanding as of December 31, 2020 and 2019, respectively	[2]	1,503	1,240
Treasury shares, at cost, 9,610,000 shares issued as of December 31, 2020 and 2019, respectively	[3]	(481)	(481)
Additional paid-in capital		18,884,992	1,608,045
Statutory reserves		112,347	112,347
Retained earnings		13,647,770	11,599,663
Accumulated other comprehensive income (loss)		923,115	(221,542)
Total shareholders’ equity		33,569,246	13,099,272
Total liabilities and shareholders’ equity		$ 41,108,765	$ 14,713,587

[1]	gives retroactive effect to the re-designation of preferred shares on September 12, 2019.
[2]	gives retroactive effect to the re-designation of ordinary shares on September 12, 2019 and the 2-for-1 forward share split to authorized, issued and outstanding shares on November 8, 2019.
[3]	gives retroactive effect to the surrender of an aggregate of 12.5% of our then outstanding ordinary shares from our existing shareholders at no consideration to the Company as treasury shares on November 8, 2019 and retroactive effect to the second surrender of an aggregate of 30.0% of our then outstanding ordinary shares from our existing shareholders at no consideration to the Company as treasury shares on May 28, 2020.